Stock-Based Compensation (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity

	Stock Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	1,981,982	$8.21	7.5	$—
Granted	6,140,896	1.45
Exercised	—	—
Forfeited	(587,130)	5.21
Expired	(120,256)	20.87
Outstanding at September 30, 2025 (1)	7,415,492	$2.64	9.1	$—
Exercisable at September 30, 2025	2,177,421	$5.14	8.1	$—

(1)	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

	Stock Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	651,237,400	$0.01	8.5	$—
Granted	447,368,000	0.00
Assumed	3,236,162,000	0.00
Exercised	—	—
Forfeited	(319,302,712)	0.01
Expired	(51,500,000)	0.01
Outstanding at December 31, 2024 (1)	3,963,964,688	$0.01	7.5	$—
Exercisable at December 31, 2024	1,473,081,355	$0.01	3.9	$—

(1)	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2025	2024
Expected volatility	94.1%	83.0%
Risk-free interest rate	4.0%	3.9%
Expected dividend yield	—	—
Expected term (in years)	5.7	5.0

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2024	2023
Expected volatility	83.0%	99.2%
Risk-free interest rate	3.9%	3.8%
Expected dividend yield	—	—
Expected term (in years)	5.0	6.0

Schedule of RSU activity

The following table summarizes the Company’s RSU ADSs activity, with each ADS representing 2,000 Ordinary Shares, for the nine months ended September 30, 2025:

	Time-based Awards
	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested shares at December 31, 2024	—	—
Granted	40,000	1.34
Forfeited	—	—
Vested	(40,000)	1.34
Nonvested shares at September 30, 2025	—	—

The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2024:

	Time-based Awards
($ in thousands, except per share data)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2023	385,954,925	$0.00
Granted	731,393,807	0.00
Forfeited	(482,249,417)	0.00
Vested	(635,099,315)	0.00
Nonvested shares at December 31, 2024	—	$—

Schedule of Stock-based Compensation Expense

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in thousands)	2025	2024	2025	2024
Research and development	$34	$27	$409	$83
General and administrative	651	221	2,010	621
Restructuring and other costs	—	—	—	285
Total stock-based compensation expense	$685	$248	$2,419	$989

	Year Ended
	December 31,
($ in thousands)	2024	2023
Research and development	$577	$153
General and administrative	1,383	997
Restructuring and other costs	285	—
Total stock-based compensation expense	$2,245	$1,150

Peak Bio, Inc. [Member]
Schedule of Stock Option Activity

	Number of Options	Weighted- average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Granted	4,150,000	$0.80
Cancelled/Forfeited	(335,646)	$0.51
Exercised	—	$—
Outstanding at September 30, 2024	5,513,108	$2.20	7.9	$—
Exercisable at September 30, 2024	1,363,108	$6.46	1.6	$—

	Number of Options	Weighted-average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Granted	—	$—
Cancelled/Forfeited	(52,213)	$8.05
Exercised	—	$—
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Exercisable at December 31, 2023	1,525,334	$4.97	1.6	$—

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions

Nine Months Ended September 30,
2024
Expected volatility	95%
Risk-free interest rate	3.47%
Expected term (in years)	5.3
Expected dividend yield	0%
Nine Months Ended September 30,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options modified during the year ended December 31, 2023:

Year Ended December 31,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options during the year ended December 31, 2022:

Year Ended December 31,
2022
Expected volatility	75.1%
Risk-free interest rate	1.81%
Expected term (in years)	7.0
Expected dividend yield	0%

Schedule of Stock-based Compensation Expense

The following table summarizes information related to share-based compensation expense recognized in the unaudited condensed consolidated statements of operations and comprehensive loss related to the equity awards:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$—	$36,535	$19,027	$237,408
General and administrative	—	40,260	11,482	137,831
Total equity-based compensation	$—	$76,795	$30,509	$375,239

The following table summarizes information related to share-based compensation expense recognized in the statements of operations and comprehensive loss related to the equity awards:

	Year Ended December 31,
	2023	2022
Research and development	$95,938	$380,631
General and administrative	179,480	179,429
Total equity-based compensation	$275,418	$560,060